UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended June 30, 2012

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      August  8, 2012
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name


          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   1

       Form 13F Information Table Entry Total:	   29

       Form 13F Information Table Value Total:	   496928
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name
          1	28-12076	       Dorsey Wright & Associates



          [Repeat as necessary.]



	FORM 13F INFORMATION TABLE

NAME OF 	Titleof			Value	SHRS/PRNSHRS/	INVSTM	Other	Voting Authority
ISSUER		Class 	Cusip#		(x1000)	AMT	PRN	DSCRTN	MGRs	Sole	Shared	None
Cedar Shop	COM	150602209	62	12205	SHRS	SOLE		12205
ISHRSMSCIUK	COM	464286699	7554	463750 	SHRS	DEFINED	1		463750
ISHRSMSCISW	COM	464286749	7589	331250 	SHRS	DEFINED	1		331250
ISHRSMSCISK	COM	464286772	7542	137600 	SHRS	DEFINED	1		137600
ISHRSMSCMEX	COM	464286822	8280	134750 	SHRS	DEFINED	1		134750
ISHRS MSCIMAL	COM	464286830	7803	546799 	SHRS	DEFINED	1		546799
ISHRSDJSEL	COM	464287168	18453	328400 	SHRS	DEFINED	1		328400
ISHRSBAR7-10	COM	464287440	43242	400647 	SHRS	DEFINED	1		400647
ISHRSCOHEN&	COM	464287564	47591	605176 	SHRS	DEFINED	1		605176
ISHRSCONS	COM	464287580	18270	224970 	SHRS	DEFINED	1		224970
ISHRSDJUSTEC	COM	464287721	17573	246640 	SHRS	DEFINED	1		246640
ISHRSDJUSRE	COM	464287739	16341	255450 	SHRS	DEFINED	1		255450
ISHRSCONGD	COM	464287812	17366	242000 	SHRS	DEFINED	1		242000
ISHRSJPMORUS	COM	464288281	344 	3000	SHRS	SOLE		3000
ISHRSGYLDCO	COM	464288513	529 	5800	SHRS	SOLE		5800
VNGRDSHRT	COM	921937827	40714	501834 	SHRS	DEFINED	1		501834
VNGRDMCAP	COM	922908538	45996	714550 	SHRS	DEFINED	1		714550
VNGRDSCAP	COM	922908595	18191	217200 	SHRS	DEFINED	1		217200
VNGRDGRW	COM	922908736	63233	929750 	SHRS	DEFINED	1		929750
FUSHICOPPER	COM	36113E107	105 	12100	SHRS	SOLE		12100
JPMALERIAN	COM	46625H365	15883	409773 	SHRS	DEFINED	1		409773
PWRSHSSVRG	COM	73936T573	312 	10824	SHRS	SOLE		10824
SPDRDBINTGV	COM	78464A490	512 	8700	SHRS	SOLE		8700
SPDR

DJREIT	COM	78464A607	19086	261850 	SHRS	DEFINED	1		261850
SPDRSBIHLTH	COM	81369Y209	18935	498300 	SHRS	DEFINED	1		498300
SPDRSBICONS	COM	81369Y407	19149	437400 	SHRS	DEFINED	1		437400
SPDRTECH	COM	81369Y803	17975	625200 	SHRS	DEFINED	1		625200
WTTOTALDIV	COM	97717W109	18246	348200 	SHRS	DEFINED	1		348200
NAVIOSUNITLPI	COM	Y62267102	52	3795	SHRS	SOLE		3795